Stockholders’ Deficit	12 Months Ended
Dec. 31, 2025
Stockholders’ Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 11 — STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 10,000,000 and 1,000,000 shares of preferred stock with a par value of $0.0001 per share, respectively. At December 31, 2025 and 2024, there was no preferred stock issued or outstanding.

Common stock — The Company is authorized to issue 200,000,000 and 0 shares of Common stock with a par value of $0.0001 per share. Holders of the Company’s Common stock are entitled to one vote for each share. At December 31, 2025 and 2024, there were 6,575,561 and 0 shares of Common stock issued and outstanding.

Class A common stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. At December 31, 2025 and 2024, there were 0 and 5,750,000 shares of Class A common stock issued and outstanding, excluding 25,561 and 249,659 shares subject to possible redemption, respectively. Upon closing the Company’s Business Combination, the Company’s Class A common stock converted into the Company’s Common Stock.

Class B common stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. On December 31, 2025 and 2024, there were 0 shares of Class B common stock issued and outstanding.

Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Except as described below, holders of Class A common stock and holders of Class B common stock voted together as a single class on all matters submitted to a vote of the stockholders except as required by law.

On November 13, 2024, the holders of the Company’s Class B common stock converted all issued and outstanding shares of Class B common stock (5,750,000 shares), on a one-for-one basis, into shares of Class A common stock. The newly issued shares of Class A common stock continue to be referred to as Founder Shares (discussed in Note 4). As such, the newly issued shares of Class A common stock are not redeemable and continue to carry restrictions regarding their assignment, transference and selling of the shares.